Associates and Joint Ventures - Schedule of Profit Loss of Associates and Joint Ventures Accounted for Using Equity Method (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue	[1]	£ 25,776	£ 25,877	£ 24,492
Profit from operations		9,962	9,016	9,313
Net finance costs		(1,745)	(1,602)	(1,381)
Profit before taxation		8,672	7,912	8,351
Taxation on ordinary activities		(2,108)	(2,063)	(2,141)
Profit for the year		6,564	5,849	6,210
Non-controlling interests		(164)	(145)	(178)
Post-tax results of associates and joint ventures		455	498	419
Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		7,001	7,581	7,235
Profit from operations		2,006	2,386	2,128
Net finance costs		(6)	(7)	(8)
Profit before taxation		2,000	2,379	2,120
Taxation on ordinary activities		(421)	(666)	(678)
Profit for the year		1,579	1,713	1,442
Non-controlling interests		(30)	(27)	(24)
Post-tax results of associates and joint ventures		1,549	1,686	1,418
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		1,983	2,158	2,058
Profit from operations		591	704	630
Net finance costs		(2)	(2)	(3)
Profit before taxation		589	702	627
Taxation on ordinary activities		(125)	(196)	(201)
Profit for the year		464	506	426
Non-controlling interests		(9)	(8)	(7)
Post-tax results of associates and joint ventures		£ 455	£ 498	£ 419

[1]	Revenue is net of duty, excise and other taxes of £39,172 million, £39,826 million and £38,553 million for the years ended 31 December 2020, 2019 and 2018, respectively.